Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	As of June 30,
	2020	2019
Trade accounts receivable	$25,850,996	$19,345,329
Less: allowance for doubtful accounts	(97,140)	(81,745)
Accounts receivable, net	$25,753,856	$19,263,584

Schedule of allowance for doubtful accounts

	As of June 30,
	2020	2019
Balance at the beginning of the year	$81,745	$151,347
Provision for (reversal of) doubtful accounts	17,711	(65,076)
Foreign currency translation adjustments	(2,316)	(4,526)
Balance at the end of the year	$97,140	$81,745